UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group® Global &
International Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Emerging Markets Fund	February 29, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 97.33%Δ
Argentina – 3.69%
Arcos Dorados Holdings Class A @†	3,864,818	$10,164,471
Cresud ADR @†	1,459,225	17,306,409
Grupo Clarin Class B GDR 144A #@=	353,200	6,616,911
IRSA Inversiones y
Representaciones ADR @†	883,986	12,313,925
		46,401,716
Bahrain – 0.07%
Aluminum Bahrain GDR 144A #@	221,400	945,511
		945,511
Brazil – 11.59%
Aes Tiete Energia	493,000	1,808,442
B2W Cia Digital @†	5,402,365	15,498,561
Banco Santander Brasil ADR	1,346,580	4,955,414
Braskem ADR	411,400	5,195,982
BRF ADR	686,500	8,766,605
Centrais Eletricas Brasileiras †	2,140,204	3,027,321
Cia Brasileira de Distribuicao ADR	541,400	5,679,286
Gerdau @	2,764,900	1,865,966
Gol Linhas Aereas Inteligentes ADR	480,000	2,774,400
Hypermarcas †	2,800,000	17,585,636
Itau Unibanco Holding ADR	4,510,000	28,413,000
Rumo Logistica Operadora Multimodal †	1,439,651	935,735
Telefonica Brasil ADR	2,699,863	25,864,688
Tim Participacoes ADR	2,300,000	20,102,000
Vale ADR	1,131,557	3,326,778
		145,799,814
Canada – 0.03%
Gran Tierra Energy †	134,900	321,062
		321,062
Chile – 1.12%
Latam Airlines Group ADR †	300,000	1,713,000
Sociedad Quimica y Minera de Chile ADR	699,364	12,371,749
		14,084,749
China/Hong Kong – 31.90%
Alibaba Group Holding ADR †	200,000	13,762,000
Baidu ADR †	341,659	59,250,504
China Mengniu Dairy	8,120,000	11,665,942
China Mobile ADR	390,000	20,861,100
China Petroleum & Chemical	30,000,000	17,019,946
China Telecom	10,356,000	4,963,958
Guangshen Railway	11,000,000	4,850,513

NQ-019 [2/16] 4/16 (16283)     1

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
China/Hong Kong (continued)
JD.com ADR †	340,000	$8,741,400
Kunlun Energy	10,004,000	7,134,410
Qunar Cayman Islands ADR †	204,441	7,582,717
SINA †	1,594,800	68,129,856
Sinofert Holdings	14,000,000	1,891,197
Sohu.com †	1,550,000	67,378,500
Tencent Holdings	2,000,000	36,595,049
Tianjin Development Holdings @	15,559,550	7,381,741
Uni-President China Holdings @	29,777,000	19,679,473
Vipshop Holdings ADR †	50,000	555,500
Weibo ADR †	200,000	2,872,000
Youku Tudou ADR †	1,500,000	41,070,000
		401,385,806
Cyprus – 0.34%
QIWI ADR	385,284	4,284,358
		4,284,358
France – 0.04%
Vallourec	99,235	524,467
		524,467
India – 8.98%
ICICI Bank	4,700,000	13,300,737
Indiabulls Real Estate GDR †	102,021	68,252
RattanIndia Infrastructure GDR =†	300,961	14,075
Reliance Communications †	10,114,849	7,628,076
Reliance Industries	3,000,000	42,287,454
Reliance Industries GDR 144A #	1,451,526	41,078,186
Tata Chemicals	1,866,909	8,609,171
		112,985,951
Malaysia – 0.32%
UEM Sunrise	17,000,000	3,979,371
		3,979,371
Mexico – 5.13%
Fomento Economico Mexicano ADR	120,022	11,232,859
Grupo Financiero Santander
Mexico Class B ADR	2,322,400	18,555,976
Grupo Lala	2,800,000	6,546,718
Grupo Televisa ADR	1,100,000	28,270,000
		64,605,553
Peru – 0.50%
Cia de Minas Buenaventura ADR †	1,200,000	6,264,000
		6,264,000

2     NQ-019 [2/16] 4/16 (16283)

(Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
Poland – 0.05%
Jastrzebska Spolka Weglowa †	254,155	$654,354
		654,354
Republic of Korea – 11.82%
KB Financial Group ADR	389,000	9,242,640
LG Uplus	1,840,040	15,827,257
Lotte Chilsung Beverage	8,000	13,437,264
Lotte Confectionery @	8,000	15,512,250
Samsung Electronics	48,000	45,759,230
SK Telecom ADR	2,351,046	48,948,778
		148,727,419
Russia – 9.89%
Chelyabinsk Zinc Plant GDR @†	143,300	754,274
Enel OGK-5 GDR	21,161	10,377
Etalon Group GDR 144A #@=	1,616,300	2,569,917
Gazprom ADR	4,000,000	14,647,140
MegaFon GDR	450,000	5,255,744
Mobile TeleSystems ADR	1,200,000	8,400,000
Rosneft GDR	7,730,000	28,861,601
Sberbank of Russia =	12,000,000	17,049,529
Sberbank of Russia ADR @	1,400,000	8,519,330
Surgutneftegas ADR	500,000	2,554,712
TPlus †	36,096	256
X5 Retail Group GDR †	526,952	9,827,655
Yandex Class A †	2,010,000	25,969,200
		124,419,735
South Africa – 0.49%
Sun International	290,543	1,272,911
Tongaat Hulett @	838,307	4,883,608
		6,156,519
Taiwan – 5.91%
Hon Hai Precision Industry	7,000,000	16,310,874
MediaTek	3,800,000	26,791,803
Taiwan Semiconductor Manufacturing	7,000,000	31,317,572
		74,420,249
Turkey – 4.12%
Akbank	10,000,000	24,840,851
Turk Telekomunikasyon	951,192	1,846,032
Turkcell Iletisim Hizmetleri ADR	1,906,850	17,790,911
Turkiye Sise ve Cam Fabrikalari	6,461,222	7,351,714
		51,829,508

NQ-019 [2/16] 4/16 (16283)     3

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
United Kingdom – 0.08%
Griffin Mining @†	3,056,187	$1,050,677
		1,050,677
United States – 1.26%
Yahoo †	500,000	15,895,000
		15,895,000

Total Common Stock (cost $1,803,718,489)		1,224,735,819

Preferred Stock – 4.25%Δ
Brazil – 1.39%
Braskem Class A 2.50%	1,049,994	6,652,102
Petroleo Brasileiro Class A ADR †	4,000,000	10,120,000
Usinas Siderurgicas de Minas Gerais SA 2.28%	3,000,000	679,857
		17,451,959
Republic of Korea – 1.50%
Samsung Electronics 2.07%	23,662	18,897,438
		18,897,438
Russia – 1.36%
AK Transneft 0.39% =	7,239	17,186,737
		17,186,737
Total Preferred Stock (cost $58,959,955)		53,536,134

Exchange-Traded Fund – 0.90%
iShares MSCI Turkey	300,500	11,262,740
Total Exchange-Traded Fund (cost $13,682,561)		11,262,740

Participation Notes – 0.00%
Lehman Indian Oil
CW 12 LEPO 144A #=†	172,132	0
Lehman Oil & Natural Gas
CW 12 LEPO =†	254,590	0
Total Participation Notes (cost $8,559,056)		0

Total Value of Securities – 102.48%
(cost $1,884,920,061)		1,289,534,693

Liabilities Net of Receivables and Other Assets – (2.48%)		(31,172,611)
Net Assets Applicable to 110,793,063 Shares Outstanding – 100.00%		$1,258,362,082

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2016, the aggregate value of Rule 144A securities was $51,210,525, which represents 4.07% of the Fund’s net assets.

4     NQ-019 [2/16] 4/16 (16283)

(Unaudited)

@	Illiquid security. At Feb. 29, 2016, the aggregate value of illiquid securities was $125,063,024, which represents 9.94% of the Fund’s net assets.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Feb. 29, 2016, the aggregate value of fair valued securities was $43,437,169, which represents 3.45% of the Fund’s net assets.

†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contracts were outstanding at Feb. 29, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	HKD	(11,362,229)	USD	1,461,439	3/1/16	$621
BNYM	HKD	(9,822,548)	USD	1,262,313	3/2/16	(561)
BNYM	MXN	(378,000)	USD	20,864	3/1/16	17
						$77

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
GDR – Global Depositary Receipt
HKD – Hong Kong Dollar
LEPO – Low Exercise Price Option
MXN – Mexican Peso
USD – U.S. Dollar

NQ-019 [2/16] 4/16 (16283)     5

Notes
Delaware Emerging Markets Fund	February 29, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds (Trust) – Delaware Emerging Markets Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Feb. 29, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 29, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,884,920,061
Aggregate unrealized appreciation of investments	$134,365,048
Aggregate unrealized depreciation of investments	(729,750,416)
Net unrealized depreciation of investments	$(595,385,368)

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(Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-019 [2/16] 4/16 (16283)     7

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 29, 2016:

Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$39,784,805	$6,616,911	$—	$46,401,716
Bahrain	—	945,511	—	945,511
Brazil	145,799,814	—	—	145,799,814
Canada	321,062	—	—	321,062
Chile	14,084,749	—	—	14,084,749
China/Hong Kong	290,203,577	111,182,229	—	401,385,806
Cyprus	4,284,358	—	—	4,284,358
France	—	524,467	—	524,467
India	41,146,438	71,839,513	—	112,985,951
Malaysia	—	3,979,371	—	3,979,371
Mexico	64,605,553	—	—	64,605,553
Peru	6,264,000	—	—	6,264,000
Poland	—	654,354	—	654,354
Republic of Korea	73,703,668	75,023,751	—	148,727,419
Russia	73,058,456	51,361,279	—	124,419,735
South Africa	6,156,519	—	—	6,156,519
Taiwan	—	74,420,249	—	74,420,249
Turkey	17,790,911	34,038,597	—	51,829,508
United Kingdom	1,050,677	—	—	1,050,677
United States	15,895,000	—	—	15,895,000
Preferred Stock[1]	17,451,959	36,084,175	—	53,536,134
Exchange-Traded Fund	11,262,740	—	—	11,262,740
Participation Notes	—	—	—	—
Total Value of Securities	$822,864,286	$466,670,407	$—	$1,289,534,693
Foreign Currency Exchange Contracts	$—	$77	$—	$77

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Preferred Stock	32.60%	67.40%	—	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing at Feb. 29, 2016, a portion of the Fund’s common stock was categorized as Level 2.

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(Unaudited)

During the period ended Feb. 29, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 29, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-019 [2/16] 4/16 (16283)     9

Schedule of investments
Delaware Focus Global Growth Fund	February 29, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 99.07%Δ
Argentina – 0.45%
MercadoLibre	4,796	$488,041
		488,041
Brazil – 1.68%
Localiza Rent a Car	318,330	1,820,931
		1,820,931
China/Hong Kong – 5.27%
Baidu ADR †	19,013	3,297,234
Tencent Holdings	131,334	2,403,087
		5,700,321
Denmark – 3.46%
Novo Nordisk Class B	72,728	3,744,377
		3,744,377
India – 2.25%
Zee Entertainment Enterprises	447,825	2,438,800
		2,438,800
Ireland – 2.94%
Experian	194,334	3,180,481
		3,180,481
Japan – 4.98%
Kakaku.com	146,170	2,569,395
Start Today	88,989	2,812,907
		5,382,302
Mexico – 2.24%
Grupo Televisa ADR	94,393	2,425,900
		2,425,900
Netherlands – 4.63%
Core Laboratories	16,413	1,722,380
NXP Semiconductors †	46,117	3,285,375
		5,007,755
Spain – 5.25%
Amadeus IT Holding	72,033	2,891,447
Grifols	127,714	2,784,156
		5,675,603
Taiwan – 2.18%
Taiwan Semiconductor Manufacturing ADR	100,140	2,358,297
		2,358,297
United Kingdom – 7.85%
ARM Holdings	191,013	2,624,817
InterContinental Hotels Group	73,829	2,773,124
Intertek Group	76,438	3,089,386
		8,487,327

NQ-581 [2/16] 4/16 (16287)     1

Schedule of investments
Delaware Focus Global Growth Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
United States – 55.89%
Allergan †	12,535	$3,636,529
Alphabet Class A †	3,236	2,320,924
Alphabet Class C †	3,239	2,260,077
Biogen †	9,562	2,480,574
Celgene †	41,770	4,211,669
eBay †	110,364	2,626,663
Electronic Arts †	43,031	2,764,311
Intercontinental Exchange	13,491	3,217,064
Intuit	24,551	2,372,609
Liberty Global Class C †	51,938	1,867,691
MasterCard Class A	39,136	3,401,701
Microsoft	54,777	2,787,054
Nielsen Holdings	42,124	2,120,522
PayPal Holdings †	104,890	4,000,505
QUALCOMM	78,389	3,981,377
TripAdvisor †	50,715	3,174,759
Valeant Pharmaceuticals International †	20,209	1,329,752
VeriFone Systems †	109,401	2,613,590
Visa Class A	52,559	3,804,746
Walgreens Boots Alliance	29,479	2,327,072
Zebra Technologies †	51,320	3,170,550
		60,469,739
Total Common Stock (cost $101,204,118)		107,179,874

	Principal amount°
Short-Term Investments – 0.97%
Discount Notes – 0.65%≠
Federal Home Loan Bank
0.18% 3/7/16	107,266	107,261
0.19% 3/22/16	175,514	175,486
0.29% 3/2/16	9,122	9,122
0.32% 4/13/16	45,312	45,295
0.33% 4/22/16	55,216	55,191
0.335% 5/2/16	76,865	76,820
0.375% 5/18/16	106,136	106,058
0.387% 5/27/16	123,519	123,418
		698,651

2     NQ-581 [2/16] 4/16 (16287)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 0.32%
Bank of America Merrill Lynch
0.24%, dated 2/29/16, to be repurchased on 3/1/16,
repurchase price $106,062 (collateralized by U.S.
government obligations 0.00%
11/15/18–5/15/26; market value $108,183)	106,062	$106,062
Bank of Montreal
0.28%, dated 2/29/16, to be repurchased on 3/1/16,
repurchase price $176,771 (collateralized by
U.S. government obligations 0.00%–8.75%
4/15/16–2/15/44; market value $180,305)	176,769	176,769
BNP Paribas
0.29%, dated 2/29/16, to be repurchased on 3/1/16,
repurchase price $67,169 (collateralized by
U.S. government obligations 0.00%–4.50%
10/31/19–2/15/43; market value $68,512)	67,169	67,169
		350,000
Total Short-Term Investments (cost $1,048,638)		1,048,651

Total Value of Securities – 100.04%
(cost $102,252,756)		108,228,525

Liabilities Net of Receivables and Other Assets – (0.04%)		(43,097)
Net Assets Applicable to 6,200,504 Shares Outstanding – 100.00%		$108,185,428

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

NQ-581 [2/16] 4/16 (16287)     3

Schedule of investments
Delaware Focus Global Growth Fund (Unaudited)

The following foreign currency exchange contracts were outstanding at Feb. 29, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	JPY	(25,135,615)	USD	223,161	3/1/16	$235
BNYM	JPY	(2,379,747)	USD	20,895	3/2/16	(211)
BNYM	JPY	(12,264,739)	USD	108,638	3/3/16	(141)
						$(117)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
JPY – Japanese Yen
USD – U.S. Dollar

4     NQ-581 [2/16] 4/16 (16287)

Notes
Delaware Focus Global Growth Fund	February 29, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds (Trust) – Delaware Focus Global Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Feb. 29, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 29, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$102,252,756
Aggregate unrealized appreciation of investments	$18,830,398
Aggregate unrealized depreciation of investments	(12,854,629)
Net unrealized appreciation of investments	$5,975,769

NQ-581 [2/16] 4/16 (16287)     5

(Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

6     NQ-581 [2/16] 4/16 (16287)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 29, 2016:

Securities	Level 1	Level 2	Total
Common Stock
Argentina	$488,041	$—	$488,041
Brazil	1,820,931	—	1,820,931
China/Hong Kong	3,297,234	2,403,087	5,700,321
Denmark	—	3,744,377	3,744,377
India	—	2,438,800	2,438,800
Ireland	—	3,180,481	3,180,481
Japan	—	5,382,302	5,382,302
Mexico	2,425,900	—	2,425,900
Netherlands	5,007,755	—	5,007,755
Spain	—	5,675,603	5,675,603
Taiwan	2,358,297	—	2,358,297
United Kingdom	—	8,487,327	8,487,327
United States	60,469,739	—	60,469,739
Short-Term Investments	—	1,048,651	1,048,651
Total Value of Securities	$75,867,897	$32,360,628	$108,228,525

Foreign Currency Exchange Contracts	$—	$(117)	$(117)

As a result of international fair value pricing at Feb. 29, 2016, a portion of the Fund’s common stock was categorized as Level 2 investments.

During the period ended Feb. 29, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Feb. 29, 2016, there were no Level 3 investments.

NQ-581 [2/16] 4/16 (16287)     7

(Unaudited)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 29, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

8     NQ-581 [2/16] 4/16 (16287)

Schedule of investments
Delaware Global Value Fund	February 29, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 99.77%Δ
Australia – 1.11%
Coca-Cola Amatil	34,336	$207,943
		207,943
Canada – 4.78%
CGI Group Class A †	14,743	616,852
Suncor Energy	11,500	281,168
		898,020
France – 6.87%
AXA	14,832	326,104
Sanofi	5,683	450,311
TOTAL	4,461	199,944
Vinci *	4,580	316,346
		1,292,705
Germany – 3.21%
Bayerische Motoren Werke	2,800	227,466
STADA Arzneimittel	11,135	376,680
		604,146
Indonesia – 1.49%
Bank Rakyat Indonesia Persero	339,831	281,117
		281,117
Israel – 2.72%
Teva Pharmaceutical Industries ADR	9,200	511,520
		511,520
Italy – 1.00%
UniCredit	50,792	188,672
		188,672
Japan – 13.26%
East Japan Railway	4,200	367,792
ITOCHU	22,953	270,598
Japan Tobacco	13,700	544,779
Mitsubishi UFJ Financial Group	30,554	131,850
Nippon Telegraph & Telephone	7,936	336,068
Nitori Holdings *	3,814	292,937
Sumitomo Rubber Industries	22,600	323,000
Toyota Motor	4,350	226,799
		2,493,823
Netherlands – 3.09%
ING Groep CVA	31,719	378,133
Koninklijke Philips	7,983	202,687
		580,820

NQ-179 [2/16] 4/16 (16289)     1

Schedule of investments
Delaware Global Value Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
Republic of Korea – 1.47%
Samsung Electronics	290	$276,462
		276,462
Russia – 0.78%
Mobile TeleSystems ADR	20,900	146,300
		146,300
Sweden – 1.82%
Tele2 Class B	41,345	341,434
		341,434
Switzerland – 2.90%
Aryzta *†	11,471	545,204
		545,204
United Kingdom – 7.16%
Meggitt	57,876	334,814
Playtech	28,616	335,599
Rio Tinto	4,919	129,384
Standard Chartered	41,213	245,187
Tesco †	120,478	300,715
		1,345,699
United States – 48.11%
American Airlines Group	12,400	508,400
Apple	6,100	589,809
AT&T	14,100	520,995
Caterpillar *	5,000	338,500
Cintas	3,700	310,763
Delphi Automotive	4,900	326,732
Goldman Sachs Group	2,900	433,637
Halliburton	9,800	316,344
International Business Machines	1,600	209,648
Johnson & Johnson	4,000	420,840
JPMorgan Chase	8,100	456,030
Lowe’s	4,400	297,132
Mylan †	6,000	270,420
NASDAQ OMX Group	12,100	765,809
Omnicom Group *	4,500	350,145
Oracle	12,700	467,106
Pfizer	12,100	359,007
Target	5,600	439,320
Travelers	4,200	451,584
Viacom Class B	5,000	184,250
Wells Fargo	9,600	450,432

2     NQ-179 [2/16] 4/16 (16289)

(Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
United States (continued)
WESCO International *†	5,400	$237,870
Western Union *	18,800	343,288
		9,048,061
Total Common Stock (cost $18,568,466)		18,761,926

	Principal amount°
Short-Term Investments – 0.41%
Discount Notes – 0.41%≠
Federal Home Loan Bank
0.185% 3/7/16	8,545	8,545
0.191% 3/22/16	18,011	18,008
0.311% 3/14/16	20,705	20,703
0.321% 4/13/16	4,710	4,708
0.33% 4/22/16	6,509	6,506
0.334% 5/2/16	7,473	7,469
0.375% 5/18/16	11,033	11,024
0.818% 3/2/16	630	630
Total Short-Term Investments (cost $77,594)		77,593

Total Value of Securities Before Securities Lending Collateral – 100.18%
(cost $18,646,060)		18,839,519

	Number of shares
Securities Lending Collateral – 10.05%**
Separate Account
Delaware Global Value Fund	1,890,492	1,890,492
Total Securities Lending Collateral (cost $1,890,492)		1,890,492

Total Value of Securities – 110.23%
(cost $20,536,552)		20,730,011 ■
Obligation to Return Securities Lending Collateral – (10.05%)		(1,890,492)
Other Liabilities Net of Receivables and Other Assets – (0.18%)		(33,495)
Net Assets Applicable to 1,861,316 Shares Outstanding – 100.00%		$18,806,024

NQ-179 [2/16] 4/16 (16289)     3

Schedule of investments
Delaware Global Value Fund (Unaudited)

*	Fully or partially on loan.
**	See Note 3 in “Notes” for additional information on securities lending collateral and non-cash collateral.
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $1,838,903 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

Summary of abbreviations:
ADR – American Depositary Receipt
CVA – Dutch Certificate

4     NQ-179 [2/16] 4/16 (16289)

Notes
Delaware Global Value Fund	February 29, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds (Trust) – Delaware Global Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Feb. 29, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 29, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$20,536,552
Aggregate unrealized appreciation of investments	$3,421,604
Aggregate unrealized depreciation of investments	(3,228,145)
Net unrealized appreciation of investments	$193,459

NQ-179 [2/16] 4/16 (16289)     5

(Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

6     NQ-179 [2/16] 4/16 (16289)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 29, 2016:

Securities	Level 1	Level 2	Total
Common Stock
Australia	$—	$207,943	$207,943
Canada	898,020	—	898,020
France	—	1,292,705	1,292,705
Germany	—	604,146	604,146
Indonesia	—	281,117	281,117
Israel	511,520	—	511,520
Italy	—	188,672	188,672
Japan	—	2,493,823	2,493,823
Netherlands	—	580,820	580,820
Republic of Korea	—	276,462	276,462
Russia	146,300	—	146,300
Sweden	—	341,434	341,434
Switzerland	—	545,204	545,204
United Kingdom	—	1,345,699	1,345,699
United States	9,048,061	—	9,048,061
Short-Term Investments	—	77,593	77,593
Securities Lending Collateral	—	1,890,492	1,890,492
Total Value of Securities	$10,603,901	$10,126,110	$20,730,011

As a result of utilizing international fair value pricing at Feb. 29, 2016, a portion of the Fund’s common stock was categorized as Level 2.

During the period ended Feb. 29, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Feb. 29, 2016, there were no Level 3 investments.

NQ-179 [2/16] 4/16 (16289)     7

(Unaudited)

3. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by Delaware Management Company that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a net asset value per unit of $1.00. Under the previous investment guidelines, the Collective Trust was permitted to invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust would generally have a dollar-weighted average portfolio maturity of 60 days or less.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

8     NQ-179 [2/16] 4/16 (16289)

(Unaudited)

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

At Feb. 29, 2016, the value of securities on loan was $1,838,903, for which the Fund received collateral, comprised of cash collateral valued at $641,286, and non-cash collateral of $1,249,206. At Feb. 29, 2016, the value of invested collateral was $1,890,492. Investments purchased with cash collateral are presented on the “Schedule of investments” under the caption “Securities Lending Collateral.”

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 29, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-179 [2/16] 4/16 (16289)     9

Schedule of investments
Delaware International Value Equity Fund	February 29, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 98.98%Δ
Australia – 1.24%
Coca-Cola Amatil	489,746	$2,965,958
		2,965,958
Canada – 5.93%
Alamos Gold	243,195	1,114,419
CGI Group Class A †	206,273	8,630,535
Suncor Energy	145,600	3,559,829
Yamana Gold	322,772	913,686
		14,218,469
China/Hong Kong – 6.54%
CNOOC	3,267,000	3,403,201
Techtronic Industries	1,215,500	4,643,749
Yue Yuen Industrial Holdings	2,148,000	7,636,384
		15,683,334
Denmark – 2.23%
Carlsberg Class B	62,015	5,347,893
		5,347,893
France – 16.91%
AXA	285,781	6,283,333
Kering	19,958	3,472,549
Publicis Groupe	35,002	2,169,146
Rexel *	163,084	1,996,548
Sanofi	106,235	8,417,877
Teleperformance *	88,497	6,832,274
TOTAL	84,390	3,782,398
Vinci	109,777	7,582,437
		40,536,562
Germany – 5.83%
Bayerische Motoren Werke	49,427	4,015,353
Deutsche Post	206,386	4,893,034
STADA Arzneimittel *	149,629	5,061,722
		13,970,109
Indonesia – 1.72%
Bank Rakyat Indonesia Persero	4,994,300	4,131,416
		4,131,416
Israel – 3.69%
Teva Pharmaceutical Industries ADR	159,000	8,840,400
		8,840,400
Italy – 1.45%
UniCredit	939,021	3,488,083
		3,488,083

NQ-034 [2/16] 4/16 (16282)     1

Schedule of investments
Delaware International Value Equity Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
Japan – 23.12%
East Japan Railway	80,844	$7,079,475
ITOCHU	623,160	7,346,560
Japan Tobacco	179,600	7,141,777
Mitsubishi UFJ Financial Group	1,616,357	6,975,080
Nippon Telegraph & Telephone	235,756	9,983,635
Nitori Holdings *	62,994	4,838,301
Sumitomo Rubber Industries	304,800	4,356,219
Toyota Motor	147,500	7,690,296
		55,411,343
Netherlands – 4.35%
ING Groep CVA	430,054	5,126,818
Koninklijke Philips	208,386	5,290,878
		10,417,696
Norway – 0.13%
Subsea 7 *†	51,123	323,435
		323,435
Republic of Korea – 2.13%
Samsung Electronics	5,354	5,104,061
		5,104,061
Russia – 0.94%
Mobile TeleSystems ADR	320,400	2,242,800
		2,242,800
Sweden – 5.01%
Nordea Bank	753,206	7,491,529
Tele2 Class B	546,151	4,510,207
		12,001,736
Switzerland – 6.09%
Aryzta *†	153,136	7,278,383
Novartis	102,770	7,320,149
		14,598,532
United Kingdom – 11.67%
Meggitt	766,026	4,431,472
National Grid	243,613	3,253,646
Playtech	374,375	4,390,544
Rexam	632,412	5,354,846
Rio Tinto	96,933	2,549,614
Standard Chartered	681,857	4,056,541
Tesco †	1,575,383	3,932,183
		27,968,846
Total Common Stock (cost $253,517,845)		237,250,673

2     NQ-034 [2/16] 4/16 (16282)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments – 0.91%
Discount Notes – 0.91%≠
Federal Home Loan Bank
0.00% 3/1/16	164,030	$164,030
0.18% 3/7/16	143,392	143,386
0.19% 3/22/16	185,063	185,034
0.295% 3/2/16	125,118	125,117
0.31% 3/9/16	337,696	337,676
0.31% 3/14/16	401,914	401,875
0.37% 4/15/16	262,028	261,925
0.375% 4/21/16	172,235	172,158
0.375% 4/22/16	151,400	151,331
0.53% 8/15/16	246,045	245,577
Total Short-Term Investments (cost $2,187,928)		2,188,109

Total Value of Securities Before Securities Lending Collateral – 99.89%
(cost $255,705,773)		239,438,782

	Number of shares
Securities Lending Collateral – 2.29%**
Separate Account
Delaware International Value Equity Fund	5,492,539	5,492,539
Total Securities Lending Collateral (cost $5,492,539)		5,492,539

Total Value of Securities – 102.18%
(cost $261,198,312)		244,931,321■
Obligation to Return Securities Lending Collateral – (2.29%)		(5,492,539)
Receivables and Other Assets Net of Liabilities – 0.11%		265,532
Net Assets Applicable to 20,573,166 Shares Outstanding – 100.00%		$239,704,314

NQ-034 [2/16] 4/16 (16282)     3

Schedule of investments
Delaware International Value Equity Fund (Unaudited)

*	Fully or partially on loan.
**	See Note 3 in “Notes” for additional information on securities lending collateral and non-cash collateral.
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $5,279,124 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

Summary of abbreviations:
ADR – American Depositary Receipt
CVA – Dutch Certificate

4     NQ-034 [2/16] 4/16 (16282)

Notes
Delaware International Value Equity Fund	February 29, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds (Trust) – Delaware International Value Equity Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Feb. 29, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 29, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$261,198,312
Aggregate unrealized appreciation of investments	$40,048,434
Aggregate unrealized depreciation of investments	(56,315,425)
Net unrealized depreciation of investments	$(16,266,991)

NQ-034 [2/16] 4/16 (16282)     5

(Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

6     NQ-034 [2/16] 4/16 (16282)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 29, 2016:

Securities	Level 1	Level 2	Total
Common Stock
Australia	$—	$2,965,958	$2,965,958
Canada	14,218,469	—	14,218,469
China/Hong Kong	—	15,683,334	15,683,334
Denmark	—	5,347,893	5,347,893
France	—	40,536,562	40,536,562
Germany	—	13,970,109	13,970,109
Indonesia	—	4,131,416	4,131,416
Israel	8,840,400	—	8,840,400
Italy	—	3,488,083	3,488,083
Japan	—	55,411,343	55,411,343
Netherlands	—	10,417,696	10,417,696
Norway	—	323,435	323,435
Republic of Korea	—	5,104,061	5,104,061
Russia	2,242,800	—	2,242,800
Sweden	—	12,001,736	12,001,736
Switzerland	—	14,598,532	14,598,532
United Kingdom	—	27,968,846	27,968,846
Short-Term Investments	—	2,188,109	2,188,109
Securities Lending Collateral	—	5,492,539	5,492,539
Total Value of Securities	$25,301,669	$219,629,652	$244,931,321

As a result of utilizing international fair value pricing at Feb. 29, 2016, the majority of the Fund’s common stock was categorized as Level 2.

During the period ended Feb. 29, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

NQ-034 [2/16] 4/16 (16282)     7

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Feb. 29, 2016, there were no Level 3 investments.

3. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by Delaware Management Company that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a net asset value per unit of $1.00. Under the previous investment guidelines, the Collective Trust was permitted to invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust would generally have a dollar-weighted average portfolio maturity of 60 days or less.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities.

8     NQ-034 [2/16] 4/16 (16282)

(Unaudited)

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

At Feb. 29, 2016, the value of securities on loan was $5,279,124, for which the Fund received collateral, comprised of cash collateral valued at $5,492,539. At Feb. 29, 2016, the value of invested collateral was $5,492,539. Investments purchased with cash collateral are presented on the “Schedule of investments” under the caption “Securities Lending Collateral.”

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 29, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-034 [2/16] 4/16 (16282)     9

Schedule of investments
Delaware Asia Select Fund (formerly, Delaware Macquarie Asia Select Fund)	February 29, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 75.70%Δ
China/Hong Kong – 31.72%
AIA Group	11,000	$56,158
Beijing Capital International Airport Class H	28,000	24,355
China Galaxy Securities Class H	72,500	50,951
China Medical System Holdings	51,000	64,913
China Mobile	8,500	90,691
China Pacific Insurance Group Class H	12,600	40,793
China Power International Development	76,000	31,710
China Resources Power Holdings	6,000	9,689
China State Construction International Holdings	42,000	64,439
China Taiping Insurance Holdings †	24,000	46,263
CK Hutchison Holdings	5,000	60,284
CSPC Pharmaceutical Group	54,000	42,966
GF Securities Class H †	43,800	80,795
Guangdong Investment	20,000	24,279
HKT Trust & HKT Stapled Security	70,000	96,837
Link REIT	8,000	45,085
Luye Pharma Group †	25,500	20,474
Nexteer Automotive Group	56,000	52,971
Ping an Insurance Group Company of China Class H	17,000	71,941
Shandong Weigao Group Medical Polymer Class H	96,000	61,732
Shenzhou International Group Holdings	14,000	71,673
Sino Biopharmaceutical	58,000	42,408
Techtronic Industries	19,000	72,588
Tencent Holdings	5,900	107,955
Xinyi Solar Holdings	14,000	3,922
Zhejiang Expressway Class H	96,000	85,024
		1,420,896
India – 1.52%
HDFC Bank ADR	1,287	67,979
		67,979
Indonesia – 1.98%
Matahari Department Store	21,600	29,861
Telekomunikasi Indonesia Persero	242,900	58,866
		88,727
Malaysia – 1.89%
Telekom Malaysia	16,200	25,422
Westports Holdings	61,600	59,032
		84,454
Republic of Korea – 16.93%
Amorepacific	312	92,794
Cuckoo Electronics	256	48,631
E-MART	203	28,872

NQ-238 [2/16] 4/16 (16288)     1

Schedule of investments
Delaware Asia Select Fund
(formerly, Delaware Macquarie Asia Select Fund) (Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
Republic of Korea (continued)
Hanon Systems	5,505	$44,279
Hansae	940	44,106
Hotel Shilla	410	20,986
Hyundai Department Store	956	104,587
Kepco Plant Service & Engineering	868	49,988
Korea Kolmar	1,518	98,788
LG Household & Health Care	114	80,024
Samsung Electronics	101	96,285
Samsung Fire & Marine Insurance	200	49,120
		758,460
Singapore – 3.45%
ComfortDelGro	53,600	114,633
Singapore Telecommunications	15,000	39,730
		154,363
Taiwan – 12.59%
CTBC Financial Holding	79,000	38,259
Cub Elecparts	4,000	44,593
Far EasTone Telecommunications	54,000	112,648
Hota Industrial Manufacturing	13,000	50,250
King Slide Works	2,000	24,627
Makalot Industrial	3,000	18,640
Taiwan Semiconductor Manufacturing	38,000	170,010
Uni-President Enterprises	61,000	105,042
		564,069
Thailand – 5.62%
Airports of Thailand Class F	10,500	117,584
Bumrungrad Hospital Class F	8,800	53,595
Digital Telecommunications Infrastructure Fund Class F	217,300	80,504
		251,683
Total Common Stock (cost $3,715,636)		3,390,631

Exchange-Traded Funds – 7.80%
iShares India 50 ETF	7,387	173,964
iShares MSCI India ETF	7,300	175,346
Total Exchange-Traded Funds (cost $396,793)		349,310

2     NQ-238 [2/16] 4/16 (16288)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments – 5.80%
Repurchase Agreements – 5.80%
Bank of America Merrill Lynch
0.24%, dated 2/29/16, to be repurchased on 3/1/16,
repurchase price $78,789 (collateralized by U.S.
government obligations 0.00%
11/15/18-5/15/26; market value $80,364)	78,789	$78,789
Bank of Montreal
0.28%, dated 2/29/16, to be repurchased on 3/1/16,
repurchase price $131,315 (collateralized by
U.S. government obligations 0.00%-8.75%
4/15/16-2/15/44; market value $133,941)	131,314	131,314
BNP Paribas
0.29%, dated 2/29/16, to be repurchased on 3/1/16,
repurchase price $49,897 (collateralized by
U.S. government obligations 0.00%-4.50%
10/31/19- 2/15/43; market value $50,895)	49,897	49,897
		260,000
Total Short-Term Investments (cost $260,000)		260,000

Total Value of Securities – 89.30%
(cost $4,372,429)		3,999,941

Receivables and Other Assets Net of Liabilities – 10.70%		479,247
Net Assets Applicable to 595,957 Shares Outstanding – 100.00%		$4,479,188

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

NQ-238 [2/16] 4/16 (16288)     3

Schedule of investments
Delaware Asia Select Fund
(formerly, Delaware Macquarie Asia Select Fund) (Unaudited)

The following foreign currency exchange contracts were outstanding at Feb. 29, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	HKD	110,668	USD	(14,244)	3/1/16	$(16)
BNYM	HKD	(13,422)	USD	1,727	3/1/16	2
BNYM	HKD	(251,049)	USD	32,273	3/2/16	(3)
BNYM	JPY	(25,135,615)	USD	223,161	3/1/16	235
						$218

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
ETF – Exchange Traded Fund
HKD – Hong Kong Dollar
JPY – Japanese Yen
REIT – Real Estate Investment Trust
USD – U.S. Dollar

4     NQ-238 [2/16] 4/16 (16288)

Notes
Delaware Asia Select Fund (formerly, Delaware Macquarie Asia Select Fund)	February 29, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds (Trust) – Delaware Asia Select Fund (Fund). This report covers the period of time since the Fund’s inception.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Feb. 29, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 29, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$4,372,429
Aggregate unrealized appreciation of investments	$65,416
Aggregate unrealized depreciation of investments	(437,904)
Net unrealized depreciation of investments	$(372,488)

NQ-238 [2/16] 4/16 (16288)     5

(Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 29, 2016:

Securities	Level 1	Level 2	Total
Common Stock
China/Hong Kong	96,837	1,324,059	1,420,896
India	67,979	—	67,979
Indonesia	—	88,727	88,727
Malaysia	—	84,454	84,454
Republic of Korea	—	758,460	758,460
Singapore	—	154,363	154,363
Taiwan	—	564,069	564,069
Thailand	251,683	—	251,683
Exchange-Traded Funds	349,310	—	349,310
Short-Term Investments	—	260,000	260,000
Total Value of Securities	$765,809	$3,234,132	$3,999,941

6     NQ-238 [2/16] 4/16 (16288)

(Unaudited)

As a result of utilizing international fair value pricing at Feb. 29, 2016, the majority of the Fund’s common stock was categorized as Level 2.

During the period ended Feb. 29, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Feb. 29, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 29, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-238 [2/16] 4/16 (16288)     7

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: